TETON Westwood Balanced Fund
Schedule of Investments—June 30, 2025 (Unaudited)
1
ap
Shares
Market
Value
COMMON STOCKS  — 61.8%
Aerospace  — 2.5%
2,763 BWX Technologies Inc. ...................................... $ 398,038
1,527 General Dynamics Corp. ................................... 445,365
843,403
Automotive: Parts and Accessories  — 1.2%
4,365 O'Reilly Automotive Inc.† ................................. 393,417
Banking  — 1.1%
8,051 Bank of America Corp. ...................................... 380,973
Business Services  — 2.8%
1,192 TopBuild Corp.† ................................................ 385,898
1,547 Visa Inc., Cl. A .................................................... 549,262
935,160
Commercial Services and Supplies  — 1.5%
2,224 Waste Management Inc. .................................... 508,896
Computer Software and Services  — 6.8%
1,485 Accenture plc, Cl. A ........................................... 443,851
475 Adobe Inc.† ........................................................ 183,768
2,810 Alphabet Inc., Cl. A ........................................... 495,206
538 Cadence Design Systems Inc.† ......................... 165,785
1,285 Microsoft Corp. .................................................. 639,172
1,378 Salesforce Inc. ..................................................... 375,767
2,303,549
Consumer Products  — 1.1%
3,724 Church & Dwight Co. Inc. ................................ 357,914
Consumer Services  — 1.5%
2,328 Amazon.com Inc.† ............................................. 510,740
Diversified Industrial  — 1.8%
391 Deere & Co. ........................................................ 198,820
3,915 Veralto Corp. ...................................................... 395,219
594,039
Electronics  — 0.5%
235 Monolithic Power Systems Inc. ........................ 171,874
Energy and Energy Services  — 0.5%
1,323 EOG Resources Inc. ........................................... 158,244
Energy: Integrated  — 3.1%
3,597 NextEra Energy Inc. .......................................... 249,704
4,415 The Southern Co. ............................................... 405,429
3,566 WEC Energy Group Inc. ................................... 371,577
1,026,710
Energy: Oil  — 1.9%
2,314 Chevron Corp. ................................................... 331,341
2,996 Exxon Mobil Corp. ............................................ 322,969
654,310
Entertainment  — 2.2%
5,842 The Walt Disney Co. .......................................... 724,466
Equipment and Supplies  — 2.6%
2,284 Amphenol Corp., Cl. A ..................................... 225,545
2,782 Boise Cascade Co. .............................................. 241,533
986 Hubbell Inc. ........................................................ 402,693
869,771
Shares
Market
Value
Financial Services  — 11.2%
1,262 Arthur J. Gallagher & Co. ................................. $ 403,991
706 Berkshire Hathaway Inc., Cl. B† ....................... 342,954
3,012 Intercontinental Exchange Inc. ......................... 552,612
2,593 JPMorgan Chase & Co. ...................................... 751,737
4,250 SouthState Corp. ................................................ 391,127
586 The Goldman Sachs Group Inc. ........................ 414,742
1,807 The Progressive Corp. ....................................... 482,216
5,618 Wells Fargo & Co. .............................................. 450,114
3,789,493
Food and Beverage  — 1.8%
1,359 PepsiCo Inc. ........................................................ 179,442
2,611 The Hershey Co. ................................................ 433,296
612,738
Health Care  — 4.9%
5,043 Abbott Laboratories ........................................... 685,899
2,439 Johnson & Johnson ............................................ 372,557
285 McKesson Corp. ................................................. 208,842
892 Vertex Pharmaceuticals Inc.† ............................ 397,118
1,664,416
Real Estate  — 2.3%
5,161 Agree Realty Corp., REIT .................................. 377,063
3,926 Prologis Inc., REIT ............................................. 412,701
789,764
Real Estate Investment Trusts  — 0.6%
884 American Tower Corp. ...................................... 195,382
Retail  — 2.4%
1,849 Darden Restaurants Inc. .................................... 403,026
4,161 Walmart Inc. ....................................................... 406,863
809,889
Semiconductors  — 4.5%
5,761 Marvell Technology Inc. .................................... 445,901
3,238 NVIDIA Corp. .................................................... 511,572
2,624 Texas Instruments Inc. ....................................... 544,795
1,502,268
Telecommunications  — 1.2%
1,696 T-Mobile US Inc. ................................................ 404,089
Transportation  — 1.8%
2,682 Union Pacific Corp. ............................................ 617,075
TOTAL COMMON STOCKS ......................... 20,818,580
Principal
Amount
CORPORATE BONDS  — 28.3%
Computer Hardware  — 0.9%
$ 295,000 Dell International LLC/EMC Corp.,
5.750%, 02/01/33 .............................................. 310,078
Computer Software and Services  — 1.2%
Oracle Corp.
240,000 6.250%, 11/09/32 .............................................. 259,880
135,000 6.900%, 11/09/52 .............................................. 150,464
410,344
Diversified Industrial  — 2.0%
510,000 Cabot Corp.,
4.000%, 07/01/29 .............................................. 497,849

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—June 30, 2025 (Unaudited)
2
Principal
Amount
Market
Value
CORPORATE BONDS (Continued)
Diversified Industrial (Continued)
$ 191,000 Jabil Inc.,
1.700%, 04/15/26 .............................................. $ 186,524
684,373
Energy and Energy Services  — 2.7%
Energy Transfer LP
165,000 7.125%(a)(b) .................................................... 168,476
250,000 6.000%, 02/01/29 .............................................. 254,055
235,000 6.250%, 04/15/49 .............................................. 232,378
245,000 Plains All American Pipeline LP,
5.950%, 06/15/35 .............................................. 252,015
906,924
Energy and Utilities: Natural Gas  — 0.5%
160,000 Enbridge Inc., (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.97%),
7.200%, 06/27/54(b) ......................................... 164,383
Energy: Oil  — 1.8%
10,000 Civitas Resources Inc.,
8.375%, 07/01/28 .............................................. 10,251
95,000 Diamondback Energy Inc.,
6.250%, 03/15/33 .............................................. 101,224
275,000 MPLX LP,
2.650%, 08/15/30 .............................................. 248,966
259,000 Piedmont Natural Gas Co. Inc.,
5.050%, 05/15/52 .............................................. 229,770
590,211
Financial Services  — 9.0%
210,000 Ally Financial Inc., (U.S. Secured Overnight
Financing Rate + 3.26%),
6.992%, 06/13/29(b) ......................................... 221,062
Bank of America Corp. , (U.S. Secured
Overnight Financing Rate + 1.21%)
275,000 2.572%, 10/20/32(b) ......................................... 242,353
210,000 5.518%, 10/25/35(b) ......................................... 210,341
500,000 Bank of Montreal, MTN,
2.650%, 03/08/27 .............................................. 488,543
405,000 Blue Owl Capital Corp.,
3.400%, 07/15/26 .............................................. 398,542
400,000 Citigroup Inc., (U.S. Secured Overnight
Financing Rate + 1.28%),
3.070%, 02/24/28(b) ......................................... 391,232
240,000 Golub Capital Private Credit Fund,
5.875%, 05/01/30 .............................................. 239,746
370,000 HSBC Holdings plc, (U.S. Secured Overnight
Financing Rate + 3.03%),
7.336%, 11/03/26(b) ......................................... 373,476
250,000 MPT Operating Partnership LP/MPT Finance
Corp.,
8.500%, 02/15/32 .............................................. 261,646
190,000 State Street Corp., Ser. I, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity
+ 2.61%),
6.700%, (a)(b) .................................................. 198,450
3,025,391
Food and Beverage  — 2.3%
250,000 Performance Food Group Inc.,
6.125%, 09/15/32 .............................................. 255,986
250,000 Pilgrim's Pride Corp.,
6.250%, 07/01/33 .............................................. 264,627
Principal
Amount
Market
Value
$ 380,000 The J.M. Smucker Co.,
3.550%, 03/15/50 .............................................. $ 262,365
782,978
Health Care  — 0.7%
225,000 CHS/Community Health Systems Inc.,
10.875%, 01/15/32 ............................................ 238,791
Real Estate  — 2.3%
150,000 Brixmor Operating Partnership LP,
2.250%, 04/01/28 .............................................. 142,010
200,000 Iron Mountain Inc.,
7.000%, 02/15/29 .............................................. 207,175
250,000 MPT Operating Partnership LP/MPT Finance
Corp.,
4.625%, 08/01/29 .............................................. 197,114
265,000 Realty Income Corp.,
2.850%, 12/15/32 .............................................. 232,273
778,572
Retail  — 1.1%
200,000 AutoZone Inc.,
1.650%, 01/15/31 .............................................. 171,511
200,000 CVS Health Corp.,
3.250%, 08/15/29 .............................................. 190,104
361,615
Semiconductors  — 0.7%
235,000 Broadcom Inc.,
4.150%, 11/15/30 .............................................. 231,308
Telecommunications  — 0.5%
270,000 Charter Communications Operating LLC/
Charter Communications Operating
Capital Corp.,
3.700%, 04/01/51 .............................................. 180,251
Transportation  — 2.6%
875,000 AP Moller - Maersk A/S,
4.500%, 06/20/29 .............................................. 878,468
TOTAL CORPORATE BONDS ....................... 9,543,687
CONVERTIBLE CORPORATE BONDS  — 0.9%
Health Care  — 0.9%
325,000 Exact Sciences Corp.,
0.375%, 03/15/27 .............................................. 310,050
U.S. GOVERNMENT OBLIGATIONS  — 7.1%
U.S. Treasury Bonds — 3.8%
365,000 2.500%, 02/15/45 .............................................. 257,396
565,000 2.500%, 05/15/46 .............................................. 390,998
285,000 2.250%, 08/15/46 .............................................. 187,076
235,000 1.875%, 02/15/51 .............................................. 132,334
410,000 3.000%, 08/15/52 .............................................. 296,593
1,264,397
U.S. Treasury Notes — 3.3%
1,150,000 3.875%, 08/15/34 .............................................. 1,123,451
1,123,451
TOTAL U.S. GOVERNMENT
OBLIGATIONS ............................................. 2,387,848

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—June 30, 2025 (Unaudited)
3
__________
Principal
Amount
Market
Value
FOREIGN GOVERNMENT OBLIGATIONS  — 0.8%
Foreign Government Obligations  — 0.8%
$ 270,000 Mexico Government International Bond,
7.375%, 05/13/55 .............................................. $ 279,361
Shares
SHORT TERM INVESTMENT  — 1.1%
Other Investment Companies  — 1.1%
386,409 Dreyfus Treasury Securities Cash
Management - Institutional Shares, 4.110%* 386,409
TOTAL INVESTMENTS — 100.0%
(Cost $31,648,741) ........................................... $ 33,725,935
† Non-income producing security.
(a) Security is perpetual and has no stated maturity date.
(b) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2025.
* 1 day yield as of June 30, 2025.
MTN Medium Term Note
REIT Real Estate Investment Trust